Related Party Balances and Transactions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Related party balances and transactions
14.	Related party balances and transactions
Related party balances
On February 11, 2020, the Company entered into a loan agreement with its Chief Executive Officer (“
CEO
”), Mitchell Scott, and its Chief Research & Development Officer (“
CRDO
”), James Davison (the “
Lenders
”), whereby the Lenders agreed to loan the Company up to a maximum aggregate loan amount of $1,200,000 (the “
Principal
”), in three equal tranches of $400,000. The outstanding amount of the Principal had a maturity date of May 11, 2021, and bore interest from and after the date of each advance until repayment at the rate of 0.67% per month, simple interest. The Company also executed a general security agreement with the Lenders, which created a security interest over all present and after acquired property of the Company. The Company received one tranche of $400,000 on February 11, 2020. On June 22, 2020, the Company repaid the principal balance of $400,000 and interest of $11,728.

On November 16, 2021, the Company entered into loan agreements with its CEO and its CRDO to provide individual loans in the amounts of $750,000 and $500,000 to the CEO and CRDO, respectively (collectively, the “
Loans
”). With the express consent of the CEO and CRDO, the Loans were amended on November 23, 2021 such that all accrued principal and interest under the CEO Loan was immediately due and payable and the CRDO Loan is due and payable within 60 days. Until repayment, the Loans continue to bear interest at a rate of 9% per annum, payable monthly, and, if for any reason a Loan is not paid in full on or before January 18, 2022, the Loan will be secured by certain financial assets commencing on such date. The CEO Loan of $750,000 was repaid in full as at December 31, 2021 and the Company received interest of $2,772. The CRDO Loan provides for scheduled repayments prior to maturity. As at December 31, 2021, the CRDO repaid $89,732 and the Company accrued interest of $5,314 which was included in accounts receivable.
On February 4, 2022, the Company entered into a Share Pledge Agreement (“
Pledge Agreement
”) with the CRDO whereby the CRDO pledged 1,000,000 common shares of the Company (“
Pledged Shares
”). As of the filing date of these consolidated financial statements, the Pledge Shares have not been disposed of by the Company and the balance of the CDRO Loan remains outstanding.
Related party transactions
The Company’s key management personnel have the authority and responsibility for planning, directing, and controlling the activities of the Company and consists of the Company’s executive management team and directors. Compensation was as follows:

	Year ended December 31,

	2021	2020

Salaries incurred to key management personnel*	$ 2,219,695	$ 1,564,966

Professional fees incurred to the former CFO**	-	159,437

Directors’ fees	47,385	-

Share-based compensation (Note 18)	12,207,690	676,078

	$ 14,474,770	$ 2,400,481
* The balance for the year ended December 31, 2020, includes $287,230 paid by the issuance of a total of 165,000 warrants, which have exercise prices ranging between $1.51 per share and $7.60 per share, with expiry dates ranging between August 13, 2021, and December 21, 2021.
** The balance for the year ended December 31, 2020, includes $25,001 paid by the issuance of 166,670 units. Each unit consists of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances.

14.	Related party balances and transactions
Related party balances

	As at December 31
	2020	2019
Due from the Chief Executive Officer (“ CEO ”) and Director	$—	$18,722
Due from the Chief Research and Development Officer (“ CRADO ”), and Director	—	5,558

Due from related parties*	$—	$24,280

Due to the former Chief Financial Officer (“ former CFO ”), included in accounts payable and accrued liabilities*	$—	$3,413

Prepaid professional fees for the former CFO, included in prepaids and deposits	$—	$5,815

*	The amounts due to (from) related parties are unsecured, non-interest bearing and have no fixed terms of repayment.
On February 11, 2020, the Company entered into a loan agreement with the CEO and the CRADO of the Company (the “
Lenders
”), whereby the Lenders agreed to loan the Company up to a maximum aggregate loan amount of $1,200,000 (the “
Principal
”), in three equal tranches of $400,000. The outstanding amount of the Principal matures on May 11, 2021, and bears interest from and after the date of each advance until repayment at the rate of 0.67% per month, simple interest. The Company also executed a general security agreement with the Lenders, which creates a security interest over all present and after acquired property of the Company. The Company received one tranche of $400,000 on February 11, 2020. On June 22, 2020, the Company repaid the principal balance of $400,000 and interest of $11,728.
Related party transactions
The Company’s key management personnel have the authority and responsibility for planning, directing, and controlling the activities of the Company and consists of the Company’s executive management team and directors. Compensation was as follows:

	Year ended December 31
	2020	2019
Salaries incurred to key management personnel*	$1,564,966	$95,027
Professional fees incurred to the former CFO**	159,437	84,844
Share-based compensation	676,078	179,227

	$2,400,481	$359,098

*
The balance for the year ended December 31, 2020, includes $287,230 paid by the issuance of a total of 165,000 warrants, which have exercise prices ranging between $1.51 per share and $7.60 per share, with expiry dates ranging between August 13, 2021, and December 21, 2021.

**
The balance for the year ended December 31, 2020, includes $25,001 paid by the issuance of 166,670 units. Each unit consists of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances.